Business Developments (Details) (JPY ¥) Share data in Millions, unless otherwise specified			0 Months Ended
	May 01, 2010 MUMSS [Member] MUFG [Member]	May 01, 2010 MSMS [Member] MUFG [Member]	Aug. 01, 2008 Mitsubishi UFJ NICOS Co., Ltd. [Member] MUFG [Member]	Mar. 30, 2011 Mitsubishi UFJ NICOS Co., Ltd. [Member] MUFG [Member]	Mar. 31, 2008 Mitsubishi UFJ NICOS Co., Ltd. [Member] MUFG [Member]	Nov. 04, 2008 UnionBanCal Corporation [Member] BTMU [Member]	Oct. 01, 2008 UnionBanCal Corporation [Member] BTMU [Member]	Apr. 30, 2010 Union Bank, N.A. [Member]
MUFG, percentage of original interests in Mitsubishi UFJ NICOS					76.00%
Ratio of MUFG common stock for one share of Mitsubishi UFJ NICOS common stock			0.37
Ratio of MUFG common stock for one share of Mitsubishi UFJ NICOS class 1 stock			1.39
Number of Mitsubishi UFJ NICOS common stock sold to Norinchukin			244
Percentage of interest in Mitsubishi UFJ NICOS before selling of shares of Mitsubishi UFJ NICOS common stock to Norinchukin and converting Mitsubishi UFJ NICOS class 1 stock into Mitsubishi UFJ NICOS common stock			100.00%
Percentage of interest in Mitsubishi UFJ NICOS after selling of shares of Mitsubishi UFJ NICOS common stock to Norinchukin and converting Mitsubishi UFJ NICOS class 1 stock into Mitsubishi UFJ NICOS common stock			85.00%
Value of MUFG common stock issued in the share exchange			¥ 131,000,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Goodwill			23,000,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles			27,000,000,000
Number of Mitsubishi UFJ NICOS common stock under an induced conversion by Norinchukin of Mitsubishi UFJ NICOS Class 1 stock in share exchange			186.6
Number of Mitsubishi UFJ NICOS common stock sold by MUFG in share exchange			57.4
Number of MUFG common stock issued as part of the acquisition of Mitsubishi UFJ NICOS Class 1 stock and sale of Mitsubishi UFJ NICOS common stock in share exchange			69.5
Effect of the induced conversions on the acquisition of Mitsubishi UFJ NICOS Class 1 stock and sale of Mitsubishi UFJ NICOS common stock to capital surplus in share exchange			71,000,000,000
Effect of the induced conversions on the acquisition of Mitsubishi UFJ NICOS Class 1 stock and sale of Mitsubishi UFJ NICOS common stock to retained earnings in share exchange			8,000,000,000
Gain on sale of Mitsubishi UFJ NICOS common stock			6,000,000,000
Amount paid by MUFG for the acquisition of Mitsubishi UFJ NICOS common stock through the allotment to existing shareholders				85,000,000,000
Amount paid by Norinchukin for the acquisition of Mitsubishi UFJ NICOS common stock through the allotment to existing shareholders				15,000,000,000
BTMU, Percentage of original ownership before acquisition of additional shares of UnionBancal Corporation							64.00%
BTMU, Percentage ownership acquired of UnionBancal Corporation through cash tender offers							36.00%
BTMU, transaction value of the acquisition of UnionBancal Corporation through cash tender offers							389,000,000,000
BTMU, Percentage of ownership of UnionBancal Corporation after cash tender offers						97.00%
BTMU, Percentage of remaining ownership of Union Bancal Corporation acquired on second-step acquisition						3.00%
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, Goodwill							175,000,000,000	8,068,000,000
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, Intangibles							67,000,000,000	1,648,000,000
MUFG, percentage of economic interest in the joint venture		60.00%
MUFG, percentage of economic and voting rights interests in the joint venture	60.00%
Percentage of original interest in joint venture	100.00%
Morgan Stanley, percentage of economic and voting rights interests in the joint venture	40.00%
Morgan Stanley, percentage of economic interest in the joint venture		40.00%
MUFG percentage of voting rights interest in the joint venture		49.00%
Morgan Stanley percentage of voting rights interest in the joint venture		51.00%
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.	127,000,000,000
Amount of capital surplus related to MUFG Group	¥ 21,000,000,000